ACCOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2018	Dec. 31, 2017
AccountsReceivableDetailsLineItems [Line Items]
Total Accounts receivable	$ 325,758	$ 297,309
Third Parties [Member]
AccountsReceivableDetailsLineItems [Line Items]
Due From Trading Platform (Note 7)	373,719	297,309
Total Accounts receivable	$ 373,719	$ 297,309